Loans - Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades (Parenthetical) (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2025	Oct. 31, 2024
Disclosure of internal credit grades [line items]
ECL allowance		$ 23	$ 19
Residential mortgages		287,033	280,672
Business and government loans	[1]	237,416	214,305
Expected credit loss allowance on debt securities classified at amortized cost		52	17
Customers' liability under acceptances		$ 10	$ 6
Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of internal credit grades [line items]
Percentage of impaired loans fully or partially collateralized		92.00%	93.00%
Residential mortgages		$ 1,315	$ 994
Stage 3 [member] | Financial instruments credit-impaired [member] | Other assets [member]
Disclosure of internal credit grades [line items]
Foreclosed assets		2	8
Financial assets at fair value through net income [member]
Disclosure of internal credit grades [line items]
Residential mortgages		3	3
Business and government loans		$ 560	$ 221

[1]	Includes customers’ liability under acceptances of $10 million (2024: $6 million) in business and government loans and acceptances of $10 million (2024: $6 million) in other liabilities. Prior year amounts have been revised to conform to the presentation adopted in 2025.